Fixed assets - Property, plant and equipment - Net book value - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 26,665	€ 25,912	€ 25,123	€ 23,314
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	97,092
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(69,860)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(567)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,535	2,661	2,733
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,777
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,982)
Land and buildings [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(260)
Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	22,880	21,984	21,194
Network infrastructure [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	83,771
Network infrastructure [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(60,608)
Network infrastructure [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(283)
Technology Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	802	784	787
Technology Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,949
Technology Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,134)
Technology Equipment [Member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(13)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	448	€ 483	€ 409
Other property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,595
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,136)
Other property, plant and equipment [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ (11)